Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Interest Rate Swap Transactions	Details of interest rate swap transactions entered into as of December 31, 2021 are presented in the table below:

				Notional amount
Counterparty (1)	Inception	Expiry	Fixed Rate	December 31, 2020	December 31, 2021
SHIKOKUPENTE (2)	August 3, 2020	August 1, 2023	0.2750%	12,927	—
SHIKOKUENNIA (2)	July 20, 2020	October 20, 2023	0.3500%	14,385	—
MAXPENTE	September 21, 2020	August 27, 2024	0.3220%	10,150	—
MAXENTEKA	September 21, 2020	August 27, 2024	0.3220%	9,500	—
MAXEIKOSITESSERA	September 21, 2020	August 27, 2024	0.3220%	7,350	—
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9900%	10,000	10,000
SAFE BULKERS	March 4, 2020	September 30, 2024	0.9000%	10,000	10,000
SAFE BULKERS	March 9, 2020	September 30, 2024	0.8000%	10,000	10,000
SAFE BULKERS	March 10, 2020	September 30, 2024	0.6500%	20,000	20,000
SAFE BULKERS (2)	March 30, 2020	September 30, 2024	0.6000%	10,000	10,000
SAFE BULKERS	May 5, 2020	May 5, 2025	0.4000%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.4000%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.3800%	10,000	10,000
SAFE BULKERS	July 14, 2020	May 5, 2025	0.3800%	10,000	10,000
SAFE BULKERS	June 4, 2020	June 4, 2025	0.5000%	10,000	10,000
SAFE BULKERS	June 11, 2020	June 11, 2025	0.4500%	10,000	10,000
SAFE BULKERS	June 15, 2020	June 15, 2025	0.4000%	10,000	10,000
SAFE BULKERS	June 30, 2020	June 30, 2025	0.4250%	10,000	10,000
SAFE BULKERS	July 1, 2020	July 1, 2025	0.3800%	10,000	10,000
SAFE BULKERS	July 9, 2020	July 9, 2025	0.3600%	10,000	10,000
SAFE BULKERS	July 16, 2020	July 16, 2025	0.3500%	10,000	10,000
SAFE BULKERS	July 30, 2020	July 30, 2025	0.3300%	10,000	10,000
SAFE BULKERS	August 3, 2020	August 3, 2025	0.3700%	10,000	10,000
SAFE BULKERS	February 22, 2021	December 31, 2025	0.7450%	—	30,000
SAFE BULKERS	May 10, 2021	May 11, 2026	0.9500%	—	50,000
SAFE BULKERS	July 21, 2021	July 21, 2026	0.8290%	—	10,000
SAFE BULKERS	July 22, 2021	July 22, 2026	0.7700%	—	20,000
Total				$244,312	$300,000

(1) Under all above swap transactions, the counterparty bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
(2) The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.

Schedule of Derivatives Not Designated as Hedging Instruments
Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021
Foreign Currency	Derivative assets / Current assets	$99	$—	$—	$—
Bunker Fuel	Derivative assets/ Current assets	—	9	—	—
Forward Freight	Derivative assets/ Current assets	—	1,139	—	—
Interest Rate	Derivative assets / Non-current assets	54	5,879	—	—
Bunker Fuel	Derivative liabilities / Current liabilities	—	—	408	258
Forward Freight	Derivative liabilities / Current liabilities	—	—	174	156
Bunker Fuel	Derivative liabilities / Non-current liabilities	—	—	116	—
Interest Rate	Derivative liabilities / Non-current liabilities	—	—	1,280	—
	Total Derivatives	$153	$7,027	$1,978	$414

Summary of (Loss) / Gain Recognized on Derivatives

	Amount of Gain/(Loss) Recognized on Derivatives Year ended December 31,
	2019	2020	2021
Forward Freight		$(174)	$(3,227)
Foreign Currency	—	99	(99)
Interest Rate Contracts	—	(1,379)	6,474
Bunker Fuel Contracts	(121)	151	(960)
Net (Loss)/Gain Recognized	$(121)	$(1,303)	$2,188

Schedule of Valuation of Company's Financial Instruments	The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2020 and December 31, 2021.

	Significant Other Observable Inputs (Level 2)
	December 31,
	December 31, 2020	December 31, 2021
Derivative instruments – asset position	$153	$7,027
Derivative instruments – liability position	1,978	414